Basic and Diluted Loss Per Share (Details) - Schedule of diluted loss per share attributable to ordinary shareholders - shares	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Total	4,520,647	2,855,675
Warrants [Member]
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Total	374,315	218,521
Ordinary Share options [Member]
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Total	4,146,332	2,637,154